T. ROWE PRICE Global High Income Bond Fund
September 30, 2021 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
( Cost and value in $000s)
‡
BELGIUM 0.7%
Corporate Bonds 0.7%
House of Finance, 4.375%, 7/15/26  1,500,000 1,781
Total Belgium (Cost
$1,813
)
1,781
BRAZIL 1.6%
Corporate Bonds 1.6%
Azul Investments, 7.25%, 6/15/26 (USD) (1) 743,000 711
Banco BTG Pactual, VR, 7.75%, 2/15/29 (USD) (2) 415,000 444
Banco BTG Pactual, VR, 7.75%, 2/15/29 (USD) (1)(2) 525,000 562
Globo Comunicacao e Participacoes, 4.843%, 6/8/25 (USD)  690,000 720
Globo Comunicacao e Participacoes, 4.875%, 1/22/30
(USD) (1) 1,315,000 1,305
Globo Comunicacao e Participacoes, 5.125%, 3/31/27 (USD)  425,000 434
Total Brazil (Cost
$4,174
)
4,176
CANADA 0.4%
Corporate Bonds 0.4%
Air Canada, 3.875%, 8/15/26 (USD) (1) 320,000 321
Air Canada, 4.625%, 8/15/29 (1) 640,000 504
Methanex, 5.65%, 12/1/44 (USD)  200,000 218
Total Canada (Cost
$992
)
1,043
CHILE 1.9%
Corporate Bonds 1.9%
AES Andes, VR, 6.35%, 10/7/79 (USD) (2) 720,000 763
AES Andes, VR, 7.125%, 3/26/79 (USD) (2) 765,000 813
Kenbourne Invest, 4.70%, 1/22/28 (USD) (1) 775,000 781
Kenbourne Invest, 4.70%, 1/22/28 (USD)  610,000 615
VTR Finance, 6.375%, 7/15/28 (USD) (1) 1,286,000 1,388
VTR Finance, 6.375%, 7/15/28 (USD)  620,000 669
Total Chile (Cost
$4,983
)
5,029
CHINA 4.8%
Convertible Bonds 0.5%
21Vianet Group, Zero Coupon, 2/1/26 (USD) (1) 1,536,000 1,279
1,279

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Corporate Bonds 4.3%
Agile Group Holdings, 5.50%, 5/17/26 (USD)  2,005,000 1,860
CIFI Holdings Group, 6.00%, 7/16/25 (USD)  1,012,000 1,010
CIFI Holdings Group, 6.45%, 11/7/24 (USD)  580,000 582
Health & Happiness H&H International Holdings, 5.625%,
10/24/24 (USD)  1,115,000 1,140
Kaisa Group Holdings, 11.25%, 4/9/22 (USD)  1,500,000 1,350
KWG Group Holdings, 7.875%, 9/1/23 (USD)  1,125,000 1,094
Ronshine China Holdings, 8.95%, 1/22/23 (USD)  475,000 353
Shimao Group Holdings, 5.20%, 1/16/27 (USD)  2,010,000 1,952
Times China Holdings, 6.20%, 3/22/26 (USD)  1,820,000 1,653
Times China Holdings, 6.75%, 7/8/25 (USD)  500,000 459
11,453
Total China (Cost
$13,270
)
12,732
COLOMBIA 1.3%
Corporate Bonds 1.3%
Banco Davivienda, VR, 6.65% (USD) (1)(2)(3) 1,950,000 2,084
Gran Colombia Gold, 6.875%, 8/9/26 (USD) (1) 1,320,000 1,325
Total Colombia (Cost
$3,280
)
3,409
FRANCE 3.0%
Corporate Bonds 3.0%
Altice France, 4.125%, 1/15/29 (1) 135,000 155
Altice France, 4.25%, 10/15/29 (1) 885,000 1,017
Altice France, 7.375%, 5/1/26 (USD) (1) 86,000 89
Altice France Holding, 4.00%, 2/15/28  1,600,000 1,745
Banijay Entertainment, 3.50%, 3/1/25 (1) 250,000 292
Banijay Entertainment, 3.50%, 3/1/25  950,000 1,112
CAB, 3.375%, 2/1/28 (1) 680,000 794
IPD 3, 5.50%, 12/1/25 (1) 685,000 830
Laboratoire Eimer Selas, 5.00%, 2/1/29 (1) 280,000 335
Laboratoire Eimer Selas, 5.00%, 2/1/29  300,000 358
Loxam, 6.00%, 4/15/25 (1) 200,000 236
Loxam, 6.00%, 4/15/25  750,000 883
Total France (Cost
$7,967
)
7,846
GERMANY 1.1%
Corporate Bonds 1.1%
Garfunkelux Holdco 3, 6.75%, 11/1/25 (1) 110,000 133

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Garfunkelux Holdco 3, 6.75%, 11/1/25  205,000 248
Gruenenthal, 3.625%, 11/15/26 (1) 410,000 493
Gruenenthal, 4.125%, 5/15/28 (1) 210,000 255
TK Elevator Holdco, 6.625%, 7/15/28 (1) 724,500 891
TK Elevator Midco, 4.375%, 7/15/27 (1) 405,000 490
TUI Cruises, 6.50%, 5/15/26 (1) 284,000 338
Total Germany (Cost
$2,746
)
2,848
GHANA 0.4%
Corporate Bonds 0.4%
Kosmos Energy, 7.125%, 4/4/26 (USD) (1) 985,000 968
Total Ghana (Cost
$988
)
968
INDIA 0.9%
Corporate Bonds 0.9%
ABJA Investment, 5.45%, 1/24/28 (USD)  2,065,000 2,256
Tata Motors, 5.875%, 5/20/25 (USD)  200,000 215
Total India (Cost
$2,228
)
2,471
ISRAEL 1.0%
Corporate Bonds 1.0%
Teva Pharmaceutical Finance Netherlands II, 4.50%, 3/1/25
(EUR)  530,000 637
Teva Pharmaceutical Finance Netherlands II, 6.00%, 1/31/25
(EUR)  950,000 1,189
Teva Pharmaceutical Finance Netherlands III, 6.00%, 4/15/24
(USD)  200,000 210
Teva Pharmaceutical Finance Netherlands III, 6.75%, 3/1/28
(USD)  425,000 483
Total Israel (Cost
$2,422
)
2,519
ITALY 1.8%
Corporate Bonds 1.8%
F-Brasile, Series XR, 7.375%, 8/15/26 (USD) (1) 675,000 694
Golden Goose, FRN, 3M EURIBOR + 4.875%, 4.875%,
5/14/27 (1) 725,000 832
Golden Goose, FRN, 3M EURIBOR + 4.875% , 4.875%, 5/14/27  1,000,000 1,148
IMA Industria Macchine Automatiche, 3.75%, 1/15/28 (1) 905,000 1,055

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Verde Bidco, 4.625%, 10/1/26 (1) 840,000 990
Total Italy (Cost
$4,793
)
4,719
LUXEMBOURG 1.2%
Corporate Bonds 1.2%
Altice Financing, 4.25%, 8/15/29 (1) 1,710,000 1,943
Altice Finco, 4.75%, 1/15/28  1,075,000 1,183
Total Luxembourg (Cost
$3,111
)
3,126
MACAO 1.1%
Corporate Bonds 1.1%
Studio City Finance, 5.00%, 1/15/29 (USD) (1) 1,790,000 1,653
Wynn Macau, 5.50%, 10/1/27 (USD) (1) 865,000 827
Wynn Macau, 5.625%, 8/26/28 (USD) (1) 355,000 339
Total Macao (Cost
$3,036
)
2,819
MEXICO 3.1%
Corporate Bonds 3.1%
Banco Mercantil del Norte, VR, 8.375% (USD) (2)(3) 1,410,000 1,667
Petroleos Mexicanos, 4.50%, 1/23/26 (USD)  725,000 730
Petroleos Mexicanos, 6.50%, 3/13/27 (USD)  2,105,000 2,226
Petroleos Mexicanos, 6.75%, 9/21/47 (USD)  1,900,000 1,660
Petroleos Mexicanos, 7.69%, 1/23/50 (USD)  2,035,000 1,930
Total Mexico (Cost
$7,588
)
8,213
MOROCCO 0.6%
Corporate Bonds 0.6%
Vivo Energy Investments, 5.125%, 9/24/27 (USD) (1) 1,380,000 1,463
Total Morocco (Cost
$1,387
)
1,463
NETHERLANDS 1.9%
Corporate Bonds 1.9%
LeasePlan, VR, 7.375% (2)(3) 1,520,000 1,970
Sigma Holdco, 5.75%, 5/15/26 (1) 735,000 812
Sigma Holdco, 5.75%, 5/15/26  500,000 552
Trivium Packaging Finance, 3.75%, 8/15/26 (1) 130,000 154
Trivium Packaging Finance, 8.50%, 8/15/27 (USD) (1) 200,000 214

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Ziggo Bond, 3.375%, 2/28/30 (1) 710,000 820
Ziggo Bond, 3.375%, 2/28/30  400,000 462
Total Netherlands (Cost
$4,974
)
4,984
OMAN 1.4%
Corporate Bonds 1.4%
Bank Muscat, 4.75%, 3/17/26 (USD)  1,250,000 1,290
Lamar Funding, 3.958%, 5/7/25 (USD)  885,000 888
OmGrid Funding, 5.196%, 5/16/27 (USD)  1,550,000 1,613
Total Oman (Cost
$3,551
)
3,791
PANAMA 1.3%
Corporate Bonds 1.3%
Banco General, VR, 5.25% (USD) (1)(2)(3) 1,710,000 1,731
C&W Senior Financing, 6.875%, 9/15/27 (USD) (1) 400,000 421
C&W Senior Financing, 7.50%, 10/15/26 (USD) (1) 1,120,000 1,163
Total Panama (Cost
$3,262
)
3,315
PERU 0.2%
Corporate Bonds 0.2%
Hudbay Minerals, 4.50%, 4/1/26 (USD) (1) 400,000 396
Hudbay Minerals, 6.125%, 4/1/29 (USD) (1) 156,000 164
Total Peru (Cost
$557
)
560
ROMANIA 0.3%
Corporate Bonds 0.3%
RCS & RDS, 3.25%, 2/5/28 (EUR) (1) 800,000 928
Total Romania (Cost
$880
)
928
SERBIA 0.8%
Corporate Bonds 0.8%
United Group, 3.625%, 2/15/28 (EUR) (1) 575,000 644
United Group, 3.625%, 2/15/28 (EUR)  1,350,000 1,503
Total Serbia (Cost
$2,218
)
2,147

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
SOUTH AFRICA 0.3%
Corporate Bonds 0.3%
Sappi Papier Holding, 3.625%, 3/15/28 (EUR) (1) 680,000 811
Total South Africa (Cost
$809
)
811
SPAIN 0.8%
Corporate Bonds 0.8%
Cirsa Finance International, 6.25%, 12/20/23  700,000 822
ContourGlobal Power Holdings, 3.125%, 1/1/28 (1) 320,000 376
Lorca Telecom Bondco, 4.00%, 9/18/27 (1) 860,000 1,002
Total Spain (Cost
$2,196
)
2,200
TANZANIA 0.7%
Convertible Bonds 0.2%
HTA Group, 2.875%, 3/18/27 (USD)  600,000 665
665
Corporate Bonds 0.5%
HTA Group, 7.00%, 12/18/25 (USD) (1) 1,225,000 1,292
1,292
Total Tanzania (Cost
$1,841
)
1,957
THAILAND 0.4%
Corporate Bonds 0.4%
Indorama Ventures Global Services, 4.375%, 9/12/24 (USD)  1,060,000 1,078
Total Thailand (Cost
$1,084
)
1,078
TURKEY 0.9%
Corporate Bonds 0.9%
Akbank, VR, 6.80%, 6/22/31 (USD) (1)(2) 1,500,000 1,485
Turkiye Sise ve Cam Fabrikalari, 6.95%, 3/14/26 (USD)  925,000 1,017
Total Turkey (Cost
$2,520
)
2,502
UKRAINE 0.9%
Corporate Bonds 0.9%
Kernel Holding, 6.75%, 10/27/27 (USD) (1) 1,075,000 1,149

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Kernel Holding, 6.75%, 10/27/27 (USD)  300,000 321
VF Ukraine PAT via VFU Funding, 6.20%, 2/11/25 (USD) (1) 525,000 545
VF Ukraine PAT via VFU Funding, 6.20%, 2/11/25 (USD)  425,000 442
Total Ukraine (Cost
$2,303
)
2,457
UNITED ARAB EMIRATES 0.7%
Corporate Bonds 0.7%
MAF Global Securities, VR, 6.375% (USD) (2)(3) 1,600,000 1,765
Total United Arab Emirates (Cost
$1,706
)
1,765
UNITED KINGDOM 6.6%
Corporate Bonds 6.6%
AA Bond, 6.50%, 1/31/26 (1) 360,000 509
Bellis Acquisition, 3.25%, 2/16/26 (1) 720,000 954
Bellis Acquisition, 3.25%, 2/16/26  150,000 199
Bellis Finco, 4.00%, 2/16/27 (1) 365,000 481
Bellis Finco, 4.00%, 2/16/27  350,000 461
Constellation Automotive Financing, 4.875%, 7/15/27 (1) 1,090,000 1,460
Deuce Finco, 5.50%, 6/15/27 (1) 1,185,000 1,622
eG Global Finance, 4.375%, 2/7/25 (EUR) (1) 445,000 516
eG Global Finance, 4.375%, 2/7/25 (EUR)  650,000 753
Iceland Bondco, 4.625%, 3/15/25  1,400,000 1,754
Jaguar Land Rover Automotive, 4.50%, 7/15/28 (EUR) (1) 1,520,000 1,740
Jerrold Finco, 5.25%, 1/15/27  2,005,000 2,811
Virgin Media Secured Finance, 5.25%, 5/15/29 (1) 100,000 142
Virgin Media Secured Finance, 5.25%, 5/15/29  275,000 391
Virgin Media Vendor Financing Notes III, 4.875%, 7/15/28  300,000 412
Vmed O2 U.K. Financing I, 3.25%, 1/31/31 (EUR) (1) 485,000 576
Vmed O2 U.K. Financing I, 4.50%, 7/15/31 (1) 1,200,000 1,652
Vmed O2 U.K. Financing I, 4.50%, 7/15/31  790,000 1,087
Total United Kingdom (Cost
$17,812
)
17,520
UNITED STATES 56.3%
Bank Loans 11.5% (4)
ADMI, FRN, 1M USD LIBOR + 3.13%, 3.625%, 12/23/27  1,328,325 1,317
Applied Systems, FRN, 1M USD LIBOR + 5.50%, 6.25%,
9/19/25  648,736 656
Asurion, FRN, 1M USD LIBOR + 5.25%, 5.331%, 1/20/29  1,785,000 1,776
Asurion, FRN, 1M USD LIBOR + 5.25%, 5.334%, 1/31/28  785,424 783
athenahealth, FRN, 1M USD LIBOR + 4.25%, 4.377%, 2/11/26  273,625 274
Azalea Topco, FRN, 1M USD LIBOR + 3.75%, 4.50%, 7/24/26  653,363 654

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Bellring Brands, FRN, 1M USD LIBOR + 4.00%, 4.75%,
10/21/24  1,132,764 1,137
Cano Health, FRN, 1M USD LIBOR + 4.50%, 5.25%,
11/23/27 (5) 429,635 430
CCI Buyer, FRN, 1M USD LIBOR + 4.00%, 4.75%, 12/17/27 (5) 1,134,836 1,138
CoreLogic, FRN, 1M USD LIBOR + 6.50%, 7.00%, 6/4/29 (6) 635,000 648
CP Iris Holdco I, FRN, 1M USD LIBOR + 0.00%, 9/7/29 (5)(6) 550,000 544
CP Iris Holdco I, FRN, 1M USD LIBOR + 3.75%, 9/21/28 (5) 720,000 719
CPI Holdco, FRN, 1M USD LIBOR + 3.75%, 3.834%, 11/4/26  1,861,771 1,860
Engineered Machinery Holdings, FRN, 1M USD LIBOR + 3.75%,
4.50%, 5/19/28  645,000 643
Engineered Machinery Holdings, FRN, 1M USD LIBOR + 6.00%,
6.75%, 5/21/29 (5)(6) 1,937,726 1,952
Engineered Machinery Holdings, FRN, 1M USD LIBOR + 6.50%,
7.25%, 5/21/29  415,000 418
Gainwell Acquisition, FRN, 1M USD LIBOR + 4.00%, 4.75%,
10/1/27  1,014,887 1,016
Hyland Software, FRN, 1M USD LIBOR + 6.25%, 7.00%, 7/7/25  1,468,800 1,482
Intelsat Jackson Holdings, 8.625%, 1/2/24  230,000 233
Intelsat Jackson Holdings, FRN, 1M USD LIBOR + 4.75%,
4.792%, 7/13/22  404,286 407
Intelsat Jackson Holdings, FRN, 1M USD PRIME + 4.75%,
8.00%, 11/27/23  155,000 157
Madison IAQ, FRN, 1M USD LIBOR + 3.25%, 3.75%, 6/21/28  150,000 150
Mozart Borrower, FRN, 1M USD LIBOR + 3.25%, 9/30/28 (5)(6) 915,000 910
Option Care Health, FRN, 1M USD LIBOR + 3.75%, 3.834%,
8/6/26  878,295 878
Peraton, FRN, 1M USD LIBOR + 3.75%, 4.50%, 2/1/28  547,250 547
Peraton, FRN, 1M USD LIBOR + 7.75%, 8.50%, 2/1/29  375,000 382
Phoenix Newco, FRN, 1M USD LIBOR + 0.00%, 7/27/29 (5)(6) 1,550,000 1,534
Pro Mach Group, FRN, 1M USD LIBOR + 4.00%, 8/31/28 (5) 200,470 201
Pro Mach Group, FRN, 1M USD LIBOR + 4.00%, 5.00%, 8/31/28  1,234,531 1,240
RealPage, FRN, 1M USD LIBOR + 6.50%, 7.25%, 4/23/29  495,000 505
Shutterfly, FRN, 1M USD LIBOR + 5.00%, 5.75%, 9/25/26 (5) 1,975,000 1,975
Tacala Investment, FRN, 1M USD LIBOR + 7.50%, 8.25%,
2/4/28  730,000 725
UKG, FRN, 1M USD LIBOR + 3.25%, 4.00%, 5/4/26  579,161 580
UKG, FRN, 1M USD LIBOR + 6.75%, 7.50%, 5/3/27 (5) 1,050,000 1,067
Woof Holdings, FRN, 1M USD LIBOR + 3.75%, 4.50%, 12/21/27  537,300 538
Woof Holdings, FRN, 1M USD LIBOR + 7.25%, 8.00%, 12/21/28  955,000 963
30,439
Convertible Bonds 0.1%
Cheniere Energy, 4.25%, 3/15/45  375,000 325
325

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Convertible Preferred Stocks 1.3%
2020 Cash Mandatory Exchangeable Trust, 5.25%, 6/1/23 (1) 569 641
Avantor, Series A, 6.25%, 5/15/22  4,735 596
NextEra Energy, 4.872%, 9/1/22  11,150 652
Targa Resources, Series A, Acquisition Date: 10/30/17 -
2/10/21, Cost $1,506, 9.50% (3)(7) 1,490 1,611
3,500
Corporate Bonds 42.9%
Acrisure, 7.00%, 11/15/25 (1) 705,000 717
AdaptHealth, 5.125%, 3/1/30 (1) 765,000 765
Albertsons, 3.50%, 3/15/29 (1) 1,100,000 1,096
Albertsons, 4.875%, 2/15/30 (1) 1,315,000 1,415
Albertsons, 7.50%, 3/15/26 (1) 250,000 270
Alcoa Nederland Holding, 5.50%, 12/15/27 (1) 765,000 818
American Airlines, 5.50%, 4/20/26 (1) 1,075,000 1,130
American Airlines, 5.75%, 4/20/29 (1) 695,000 749
American Finance Trust, 4.50%, 9/30/28 (1) 1,280,000 1,280
AmWINS Group, 4.875%, 6/30/29 (1) 350,000 353
Arconic, 6.125%, 2/15/28 (1) 895,000 944
Audacy Capital, 6.75%, 3/31/29 (1) 1,085,000 1,094
Bausch Health, 7.00%, 1/15/28 (1) 370,000 380
Bausch Health, 7.25%, 5/30/29 (1) 995,000 1,020
Bausch Health Americas, 8.50%, 1/31/27 (1) 900,000 965
Boxer Parent, 6.50%, 10/2/25 (EUR) (1) 185,000 225
Boyne USA, 4.75%, 5/15/29 (1) 585,000 603
Cano Health, 6.25%, 10/1/28 (1) 800,000 808
Carnival, 7.625%, 3/1/26 (EUR) (1) 1,200,000 1,500
Carnival, 7.625%, 3/1/26 (EUR)  365,000 456
CCO Holdings, 4.50%, 8/15/30 (1) 1,525,000 1,571
Cedar Fair, 6.50%, 10/1/28  1,160,000 1,246
Cheniere Energy, 4.625%, 10/15/28  1,210,000 1,272
Cheniere Energy Partners, 3.25%, 1/31/32 (1) 675,000 677
Chesapeake Energy, 5.50%, 2/1/26 (1) 185,000 193
Chesapeake Energy, 5.875%, 2/1/29 (1) 405,000 431
Chobani, 4.625%, 11/15/28 (1) 590,000 611
Cinemark USA, 5.25%, 7/15/28 (1) 1,595,000 1,567
Citgo Holding, 9.25%, 8/1/24 (1) 800,000 804
CITGO Petroleum, 7.00%, 6/15/25 (1) 750,000 766
Clarios Global, 4.375%, 5/15/26 (EUR)  690,000 826
Clarios Global, 8.50%, 5/15/27 (1) 920,000 979
Clarivate Science Holdings, 4.875%, 7/1/29 (1) 345,000 345
Clear Channel Outdoor Holdings, 7.50%, 6/1/29 (1) 605,000 631
Clear Channel Outdoor Holdings, 7.75%, 4/15/28 (1) 755,000 795
Clear Channel Worldwide Holdings, 5.125%, 8/15/27 (1) 950,000 982
Constellium, 5.625%, 6/15/28 (1) 415,000 435

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Continental Resources, 4.375%, 1/15/28  240,000 265
Continental Resources, 5.75%, 1/15/31 (1) 625,000 753
CSC Holdings, 6.50%, 2/1/29 (1) 690,000 748
CSC Holdings, 7.50%, 4/1/28 (1) 825,000 892
Dana, 5.625%, 6/15/28  737,000 790
Dave & Buster's, 7.625%, 11/1/25 (1) 1,255,000 1,340
DCP Midstream, Series A, VR, 7.375% (2)(3) 170,000 165
DCP Midstream Operating, 6.45%, 11/3/36 (1) 50,000 62
DCP Midstream Operating, 6.75%, 9/15/37 (1) 130,000 170
DCP Midstream Operating, 8.125%, 8/16/30  85,000 115
DCP Midstream Operating, VR, 5.85%, 5/21/43 (1)(2) 450,000 416
Diamond, 5.625%, 8/15/25 (EUR)  860,000 1,009
Enact Holdings, 6.50%, 8/15/25 (1) 1,475,000 1,610
Encore Capital Group, 4.25%, 6/1/28 (GBP) (1) 1,070,000 1,443
Encore Capital Group, 5.375%, 2/15/26 (GBP) (1) 635,000 899
Exterran Energy Solutions, 8.125%, 5/1/25  215,000 202
Ford Motor, 9.00%, 4/22/25  1,525,000 1,834
Ford Motor, 9.625%, 4/22/30  85,000 120
Freeport-McMoRan, 5.25%, 9/1/29  800,000 867
Goodyear Tire & Rubber, 5.00%, 7/15/29 (1) 680,000 721
Goodyear Tire & Rubber, 5.25%, 7/15/31 (1) 1,140,000 1,214
GrafTech Finance, 4.625%, 12/15/28 (1) 620,000 636
Gulfport Energy Operating, 8.00%, 5/17/26 (1) 1,035,000 1,128
Hecla Mining, 7.25%, 2/15/28  1,405,000 1,512
Hilcorp Energy I, 5.75%, 2/1/29 (1) 255,000 262
Hilcorp Energy I, 6.00%, 2/1/31 (1) 285,000 293
Hillenbrand, 3.75%, 3/1/31  770,000 764
Howard Hughes, 4.125%, 2/1/29 (1) 515,000 516
Howard Hughes, 4.375%, 2/1/31 (1) 515,000 518
Howard Hughes, 5.375%, 8/1/28 (1) 635,000 670
iHeartCommunications, 5.25%, 8/15/27 (1) 790,000 820
iHeartCommunications, 6.375%, 5/1/26  17,735 19
iHeartCommunications, 8.375%, 5/1/27  548,446 585
Intelsat Jackson Holdings, 9.50%, 9/30/22 (1) 875,000 1,032
LCPR Senior Secured Financing, 6.75%, 10/15/27 (1) 1,930,000 2,058
Legacy LifePoint Health, 6.75%, 4/15/25 (1) 550,000 577
Madison IAQ, 4.125%, 6/30/28 (1) 695,000 695
Madison IAQ, 5.875%, 6/30/29 (1) 650,000 656
MGIC Investment, 5.25%, 8/15/28  190,000 202
Midas OpCo Holdings, 5.625%, 8/15/29 (1) 2,150,000 2,220
Midcap Financial Issuer Trust, 5.625%, 1/15/30 (1) 1,280,000 1,267
Mozart Debt Merger, 5.25%, 10/1/29 (1) 370,000 370
Navient, 4.875%, 3/15/28  705,000 714
Navient, 6.75%, 6/15/26  1,415,000 1,574
Netflix, 3.875%, 11/15/29 (EUR) (1) 295,000 413
Netflix, 4.625%, 5/15/29 (EUR)  870,000 1,262

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
New Albertsons, 7.45%, 8/1/29  20,000 23
New Albertsons, 8.00%, 5/1/31  10,000 12
New Enterprise Stone & Lime, 5.25%, 7/15/28 (1) 670,000 678
Occidental Petroleum, 5.50%, 12/1/25  380,000 421
Occidental Petroleum, 6.625%, 9/1/30  1,300,000 1,599
Occidental Petroleum, 6.95%, 7/1/24  65,000 73
Occidental Petroleum, 8.875%, 7/15/30  945,000 1,283
Organon, 2.875%, 4/30/28 (EUR) (1) 205,000 242
Organon, 5.125%, 4/30/31 (1) 745,000 782
Pactiv, 8.375%, 4/15/27  175,000 200
Peach Property Finance, 4.375%, 11/15/25 (EUR) (1) 1,070,000 1,277
PetSmart, 4.75%, 2/15/28 (1) 820,000 848
PetSmart, 7.75%, 2/15/29 (1) 1,230,000 1,341
PG&E, 5.00%, 7/1/28  1,025,000 1,044
PG&E, 5.25%, 7/1/30  205,000 210
PGT Innovations, 4.375%, 10/1/29 (1) 775,000 781
Prime Security Services Borrower, 5.75%, 4/15/26 (1) 320,000 346
Prime Security Services Borrower, 6.25%, 1/15/28 (1) 820,000 847
Range Resources, 8.25%, 1/15/29 (1) 470,000 528
Range Resources, 9.25%, 2/1/26  950,000 1,031
RegionalCare Hospital Partners Holdings, 9.75%, 12/1/26 (1) 825,000 872
Royal Caribbean Cruises, 5.25%, 11/15/22  500,000 513
Royal Caribbean Cruises, 5.50%, 8/31/26 (1) 1,205,000 1,241
SeaWorld Parks & Entertainment, 5.25%, 8/15/29 (1) 1,970,000 2,012
Shea Homes, 4.75%, 2/15/28 (1) 285,000 291
Shea Homes, 4.75%, 4/1/29 (1) 335,000 343
SRS Distribution, 4.625%, 7/1/28 (1) 605,000 617
SRS Distribution, 6.125%, 7/1/29 (1) 500,000 515
Surgery Center Holdings, 10.00%, 4/15/27 (1) 840,000 907
T-Mobile USA, 3.50%, 4/15/31 (1) 730,000 769
T-Mobile USA, 3.50%, 4/15/31  1,560,000 1,642
Tallgrass Energy Partners, 6.00%, 12/31/30 (1) 325,000 333
Tallgrass Energy Partners, 6.00%, 9/1/31 (1) 915,000 922
Tallgrass Energy Partners, 7.50%, 10/1/25 (1) 695,000 751
Targa Resources Partners, 6.875%, 1/15/29  210,000 235
Tenet Healthcare, 6.125%, 10/1/28 (1) 1,870,000 1,963
Tenneco, 7.875%, 1/15/29 (1) 1,780,000 1,985
Terraform Global Operating, 6.125%, 3/1/26 (1) 1,090,000 1,120
Terrier Media Buyer, 8.875%, 12/15/27 (1) 1,420,000 1,502
TI Automotive Finance, 3.75%, 4/15/29 (EUR) (1) 880,000 1,031
Townsquare Media, 6.875%, 2/1/26 (1) 840,000 885
Triton Water Holdings, 6.25%, 4/1/29 (1) 775,000 789
Tronox, 4.625%, 3/15/29 (1) 1,085,000 1,077
U.S. Renal Care, 10.625%, 7/15/27 (1) 1,085,000 1,156
United Airlines, 4.625%, 4/15/29 (1) 1,230,000 1,270
United Natural Foods, 6.75%, 10/15/28 (1) 640,000 691

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Univision Communications, 4.50%, 5/1/29 (1) 520,000 528
Univision Communications, 6.625%, 6/1/27 (1) 895,000 969
Venture Global Calcasieu Pass, 3.875%, 8/15/29 (1) 495,000 509
Venture Global Calcasieu Pass, 4.125%, 8/15/31 (1) 620,000 646
Vine Energy Holdings, 6.75%, 4/15/29 (1) 1,340,000 1,447
Vistra Operations, 4.375%, 5/1/29 (1) 1,505,000 1,509
Weekley Homes, 4.875%, 9/15/28 (1) 275,000 286
XHR, 4.875%, 6/1/29 (1) 1,375,000 1,413
113,422
Municipal Securities 0.5%
Puerto Rico Commonwealth, Public Improvement, Series A, GO,
5.25%, 7/1/23 (8)(9) 1,310,000 1,200
1,200
Total United States (Cost
$144,185
)
148,886
SHORT-TERM INVESTMENTS 4.6%
Money Market Funds 4.6%
T. Rowe Price Government Reserve Fund, 0.05% (10)(11) 12,108,218 12,108
Total Short-Term Investments (Cost $12,108) 12,108
Total Investments in Securities 103.0%
(Cost $266,784) $ 272,171
Other Assets Less Liabilities (3.0)% (7,843)
Net Assets 100.0% $ 264,328
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$141,109 and represents 53.4% of net assets.
(2) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread is provided if the rate is currently floating.
(3) Perpetual security with no stated maturity date.
(4) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.

T. ROWE PRICE Global High Income Bond Fund

.
.
.
.
.
.
.
.
.
.
(5) All or a portion of this loan is unsettled as of September 30, 2021. The interest rate for unsettled loans will be determined upon settlement after period end.
(6) Level 3 in fair value hierarchy.
(7) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $1,611 and represents 0.6% of net assets.
(8) Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
(9) Non-income producing
(10) Seven-day yield
(11) Affiliated Companies
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M EURIBOR Three month EURIBOR (Euro interbank offered rate)
CAD Canadian Dollar
EUR Euro
FRN Floating Rate Note
GBP British Pound
GO General Obligation
PRIME Prime rate
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Global High Income Bond Fund

(Amounts in 000s)
SWAPS (0.0)%
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS (0.0)%
Credit Default Swaps, Protection Sold (0.0)%
United States (0.0)%
Protection Sold (Relevant Credit: American
Airlines Group, Caa1*), Receive 5.00%
Quarterly, Pay upon credit default,
6/20/23 * 162 (1) (7) 6
Total United States 6
Total Centrally Cleared Credit Default Swaps,
Protection Sold 6
Total Centrally Cleared Swaps 6
Net payments (receipts) of variation margin to date (5)
Variation margin receivable (payable) on centrally cleared swaps $ 1
* Credit ratings as of September 30, 2021. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.

T. ROWE PRICE Global High Income Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Canadian Imperial Bank
of Commerce 10/29/21 USD 503 CAD 640 $ (2)
Canadian Imperial Bank
of Commerce 10/29/21 USD 192 EUR 165 —
Citibank 10/29/21 USD 272 EUR 235 —
Citibank 10/29/21 USD 16,572 GBP 12,129 229
Deutsche Bank 10/29/21 EUR 436 USD 512 (7)
Deutsche Bank 10/29/21 USD 19,570 EUR 16,671 249
Goldman Sachs 10/29/21 USD 806 EUR 691 5
JPMorgan Chase 10/29/21 EUR 258 USD 299 —
Morgan Stanley 10/29/21 USD 23,919 EUR 20,375 304
Net unrealized gain (loss) on open forward
currency exchange contracts $ 778

T. ROWE PRICE Global High Income Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30,
2021. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.05% $ —# $ — $ 4+
Supplementary Investment Schedule
Affiliate
Value
12/31/20
Purchase
Cost
Sales
Cost
Value
09/30/21
T. Rowe Price Government
Reserve Fund, 0.05% $ 10,964  ¤  ¤ $ 12,108^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $4 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $12,108.

T. ROWE PRICE Global High Income Bond Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Global High Income Bond Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Global High Income Bond Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.

T. ROWE PRICE Global High Income Bond Fund

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):

T. ROWE PRICE Global High Income Bond Fund

Following is a reconciliation of the fund’s Level 3 holdings for the period ended
September 30, 2021. Gain (loss) reflects both realized and change in unrealized gain/
loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on
Level 3 instruments held at September 30, 2021, totaled $25,000 for the period ended
September 30, 2021.
F36-054Q3 09/21
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 226,124 $ — $ 226,124
Bank Loans — 24,851 5,588 30,439
Convertible Preferred Stocks — 3,500 — 3,500
Short-Term Investments 12,108 — — 12,108
Total Securities 12,108 254,475 5,588 272,171
Swaps* — 6 — 6
Forward Currency Exchange
Contracts — 78 7 — 78 7
Total $ 12,108 $ 255,26 8 $ 5,588 $ 272,96 4
Liabilities
Forward Currency Exchange
Contracts $ — $ 9 $ — $ 9
1
Includes Convertible Bonds, Corporate Bonds and Municipal Securities.
* The fair value presented includes cumulative gain (loss) on centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.
($000s)
Beginning
Balance
12/31/20
Gain (Loss)
During
Period
Total
Purchases
Ending
Balance
9/30/21
Investment in Securities
Bank Loans $ — $ 25 $ 5,563 $ 5,588